UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Fixed Income Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)               Value ($)
                                                                                        -----------------------------------

Corporate Bonds 15.7%
Consumer Discretionary 2.0%
Auburn Hills Trust, 12.375%, 5/1/2020                                                       432,000                657,699
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                              5,597,000              6,267,095
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                        3,973,000              3,965,570
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                                      4,615,000              4,675,382
R.R. Donnelley & Sons Co., 144A, 4.95%, 5/15/2010                                         4,065,000              4,025,582
TCI Communications, Inc., 8.75%, 8/1/2015                                                 1,750,000              2,201,341
Tele-Communications, Inc., 10.125%, 4/15/2022                                             1,389,000              1,993,518
Time Warner, Inc., 7.625%, 4/15/2031                                                         15,000                 18,483
                                                                                                             -------------
                                                                                                                23,804,670

Energy 0.6%
Enterprise Products Operating LP:
4.95%, 6/1/2010                                                                           2,015,000              2,001,217
144A, 5.0%, 3/1/2015                                                                        657,000                635,612
Series B, 6.375%, 2/1/2013                                                                   19,000                 20,272
7.5%, 2/1/2011                                                                            4,178,000              4,627,908
                                                                                                             -------------
                                                                                                                 7,285,009

Financials 8.5%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                             10,707,000             12,176,032
American General Finance Corp.:
2.75%, 6/15/2008                                                                          3,218,000              3,046,040
Series H, 3.0%, 11/15/2006                                                                  110,000                107,962
Series H, 4.0%, 3/15/2011                                                                    20,000                 18,953
Series I, 4.875%, 5/15/2010                                                               1,225,000              1,221,113
American General Institutional Capital, 144A, 8.125%, 3/15/2046                           7,382,000              9,753,076
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017                                         6,063,000              7,002,583
Citizens Property Insurance Corp., Series 1997-A,
144A, 6.85%, 8/25/2007                                                                    5,400,000              5,618,722
Downey Financial Corp., 6.5%, 7/1/2014                                                       25,000                 25,951
Duke Capital LLC, 4.302%, 5/18/2006                                                       4,514,000              4,511,021
ERP Operating LP, 6.584%, 4/13/2015                                                       5,725,000              6,287,951
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                        3,510,000              4,257,135
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                           1,630,000              1,568,211
6.875%, 2/1/2006                                                                          9,504,000              9,598,299
General Motors Acceptance Corp., 6.75%, 1/15/2006                                        10,823,000             10,908,112
Horace Mann Educators Corp., 6.05%, 6/15/2015                                                25,000                 24,329
HSBC Finance Corp.:
4.125%, 3/11/2008                                                                         2,785,000              2,754,543
4.125%, 12/15/2008                                                                        3,182,000              3,128,498
5.0%, 6/30/2015                                                                           7,690,000              7,615,046
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                              2,962,000              2,962,187
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                         2,149,419              2,140,950
PNC Funding Corp., 6.875%, 7/15/2007                                                         59,000                 61,563
Simon Property Group L.P., (REIT), 144A, 4.6%, 6/15/2010                                  1,805,000              1,776,308
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                          3,356,000              3,299,434
5.125%, 1/15/2015                                                                         2,175,000              2,178,678
                                                                                                             -------------
                                                                                                               102,042,697

Health Care 0.5%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                         5,802,000              6,694,058
                                                                                                             -------------
Industrials 0.4%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019                                 1,999,397              2,159,030
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                                  3,117,813              3,299,313
Centex Corp., 5.25%, 6/15/2015                                                               20,000                 19,636
                                                                                                             -------------
                                                                                                                 5,477,979

Materials 0.5%
Newmont Mining Corp., 5.875%, 4/1/2035                                                    5,022,000              5,048,290
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                           261,000                284,531
7.375%, 3/15/2032                                                                           398,000                466,325
                                                                                                             -------------
                                                                                                                 5,799,146

Telecommunication Services 0.6%
ALLTEL Corp., 4.656%, 5/17/2007                                                              50,000                 50,158
Ameritech Capital Funding, 6.25%, 5/18/2009                                                  10,000                 10,441
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                               3,931,000              4,093,610
SBC Communications, Inc., 6.15%, 9/15/2034                                                2,602,000              2,765,689
                                                                                                             -------------
                                                                                                                 6,919,898

Utilities 2.6%
CC Funding Trust I, 6.9%, 2/16/2007                                                          27,000                 27,907
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                           173,000                180,910
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009                                     7,076,000              7,774,819
Consolidated Natural Gas Co., 6.0%, 10/15/2010                                            1,865,000              1,960,105
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                                 5,983,000              5,736,776
5.0%, 2/15/2012                                                                           4,118,000              4,114,063
Pedernales Electric Cooperative, Series 02-A,
144A, 6.202%, 11/15/2032                                                                  5,694,000              6,383,999
Sempra Energy, 4.621%, 5/17/2007                                                             25,000                 24,992
TXU Energy Co., 7.0%, 3/15/2013                                                              15,000                 16,596
Xcel Energy, Inc., 7.0%, 12/1/2010                                                        4,164,000              4,563,994
                                                                                                             -------------
                                                                                                                30,784,161


Total Corporate Bonds (Cost $182,500,366)                                                                      188,807,618
                                                                                                             -------------
Foreign Bonds - US$ Denominated 9.5%
Energy 0.8%
Petro-Canada, 5.95%, 5/15/2035                                                            2,440,000              2,489,957
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006                                              7,518,000              7,736,465
                                                                                                             -------------
                                                                                                                10,226,422

Financials 4.2%
Barclays Bank PLC, 1.7%, 12/15/2049                                                         700,000                709,156
BNP Paribas SA, 144A, 5.186%, 6/29/2049                                                   1,420,000              1,409,301
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049                                      4,845,000              4,824,016
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 12/29/2049                            5,285,000              5,104,850
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                               11,200,000             11,054,109
Mizuho Financial Group, 8.375%, 4/27/2049                                                 9,730,000             10,593,022
National Capital Trust II, 144A, 5.486%, 12/29/2049                                       4,807,000              4,872,236
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                          2,098,000              2,099,601
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049                             2,747,000              3,218,333
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049                                 2,970,000              2,993,674
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                         3,729,000              3,634,194
                                                                                                             -------------
                                                                                                                50,512,492

Industrials 2.2%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                              9,709,000             11,107,581
Tyco International Group SA:
6.75%, 2/15/2011                                                                          8,785,000              9,617,124
6.875%, 1/15/2029                                                                         3,594,000              4,230,020
7.0%, 6/15/2028                                                                           1,096,000              1,301,947
                                                                                                             -------------
                                                                                                                26,256,672

Materials 0.6%
Celulosa Arauco y Constitucion SA:
144A, 5.625%, 4/20/2015                                                                   4,683,000              4,665,593
7.75%, 9/13/2011                                                                             50,000                 55,977
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                           2,733,000              2,833,662
                                                                                                             -------------
                                                                                                                 7,555,232

Sovereign Bonds 0.3%
United Mexican States:
Series A, 6.75%, 9/27/2034                                                                2,661,000              2,804,694
8.375%, 1/14/2011                                                                           454,000                520,738
                                                                                                             -------------
                                                                                                                 3,325,432

Telecommunication Services 1.3%
America Movil SA de CV, 5.75%, 1/15/2015                                                  2,793,000              2,805,018
British Telecommunications PLC, 8.875%, 12/15/2030                                        5,116,000              7,179,447
Telecom Italia Capital, 5.25%, 11/15/2013                                                 5,065,000              5,093,643
                                                                                                             -------------
                                                                                                                15,078,108

Utilities 0.1%
Scottish Power PLC, 5.81%, 3/15/2025                                                      1,492,000              1,501,638
                                                                                                             -------------

Total Foreign Bonds - US$ Denominated (Cost $111,247,372)                                                      114,455,996
                                                                                                             -------------
Asset Backed 5.7%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "A4",
Series 2002-A, 4.61%, 1/12/2009                                                             401,287                402,540
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                    8,086,055              8,021,296
"A4", Series 2002-2, 4.3%, 3/15/2010                                                      2,865,134              2,860,173
"C", Series 2002-4, 4.56%, 11/16/2009                                                     1,143,326              1,140,817
"B", Series 2002-2, 4.67%, 3/15/2010                                                      1,728,614              1,717,788
"B", Series 2002-1, 5.37%, 1/15/2010                                                      1,576,172              1,575,146
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007                           45,792                 45,601
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                           654,741                657,447
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011                               3,541,797              3,493,493
                                                                                                             -------------
                                                                                                                19,914,301

Credit Card Receivables 0.4%
American Express Credit Account Master Trust, "B",
Series 2003-4, 1.9%, 1/15/2009                                                               40,000                 39,182
Capital One Multi-Asset Execution Trust, "B1",
Series 2005-B1, 4.9%, 12/15/2017                                                          4,860,000              4,840,671
Discover Card Master Trust I, "A", Series 2001-6, 5.75%, 12/15/2008                          60,000                 60,803
                                                                                                             -------------
                                                                                                                 4,940,656

Home Equity Loans 3.2%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                           76,648                 78,887
Bear Stearns Asset-Backed Securities NIM, "A1",
Series 2005-HE2N, 144A, 5.0%, 2/25/2035                                                   3,424,989              3,422,848
Centex Home Equity, "A6", Series 2000-B, 7.97%, 7/25/2031                                    94,853                 94,652
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035                                                  8,581,000              8,524,716
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033                                             756,963                760,748
First Franklin Mortgage Loan NIM, "N1",
Series 2005-FF1N, 144A, 3.9%, 12/25/2034                                                    183,810                183,810
First Franklin NIM Trust, "NOTE", Series 2004-FF6A,
144A, 5.75%, 7/25/2034                                                                    1,767,651              1,772,070
Green Tree Home Equity Loan Trust, "M2", Series 1999-C,
8.36%, 7/15/2030                                                                             34,406                 35,206
Green Tree Home Improvement Loan Trust:
"HIBN1", Series 1998-E, 7.79%, 2/15/2015                                                  2,328,010              2,350,206
"B1", Series 1999-E, 10.34%, 3/15/2015                                                    5,538,000              5,551,585
New Century Home Equity Loan Trust, "A6",
Series 2005-A, 4.95%, 8/25/2035                                                           1,835,000              1,808,045
Park Place Securities NIM Trust:
"A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035                                              2,798,241              2,790,489
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035                                              2,903,328              2,888,811
"A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034                                            2,123,824              2,123,824
Renaissance Home Equity Loan Trust, "AF3",
Series 2005-2, 4.499%, 8/25/2035                                                          5,428,000              5,385,870
Residential Asset Mortgage Products, Inc., "AI2",
Series 2004-RS7, 4.0%, 9/25/2025                                                             45,000                 44,732
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                        1,079,075              1,098,212
                                                                                                             -------------
                                                                                                                38,914,711

Industrials 0.3%
Delta Air Lines, Inc., "G-2", Series 02-1, 6.417%, 7/2/2012                                  19,000                 19,468
Northwest Airlines, "G", Series 1999-3, 7.935%, 10/1/2020                                 2,726,233              2,909,551
                                                                                                             -------------
                                                                                                                 2,929,019

Manufactured Housing Receivables 0.1%
Access Financial Manufacturing Housing Contract Trust,
"A3", Series 1995-1, 7.1%, 5/15/2021                                                         42,732                 42,796
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027                          1,449,128              1,500,626
Vanderbilt Mortgage Finance, "A2", Series 2001-C, 4.235%, 8/7/2014                           72,180                 72,134
                                                                                                             -------------
                                                                                                                 1,615,556


Total Asset Backed (Cost $68,219,123)                                                                           68,314,243
                                                                                                             -------------
US Government Agency Sponsored Pass-Throughs 8.7%
Federal Home Loan Bank, 7.5%, 2/1/2010                                                      110,915                112,850
Federal Home Loan Mortgage Corp.:
5.0% with various maturities from 8/1/2033 until 4/1/2035 (c)                             7,315,364              7,213,709
5.5%, 1/1/2034                                                                            3,017,035              3,034,603
6.5%, 1/1/2035                                                                            5,294,424              5,481,301
7.5%, 12/1/2010                                                                             115,110                117,118
Federal National Mortgage Association:
4.5% with various maturities from 7/1/2018 until 10/1/2033 (C)                           12,879,878             12,366,453
5.0% with various maturities from 9/1/2023 until 2/1/2034                                15,558,948             15,434,103
5.115%*, 1/1/2035                                                                         4,333,251              4,341,337
5.5% with various maturities from 9/1/2023 until 3/1/2025                                25,145,787             25,453,538
5.78%, 10/1/2008                                                                          4,434,379              4,546,565
5.79%, 3/1/2009                                                                           4,677,055              4,813,406
6.0% with various maturities from 10/1/2022 until 4/1/2024                                9,554,396              9,817,707
6.5% with various maturities from 5/1/2023 until 12/1/2033                                8,404,384              8,742,213
7.13%, 1/1/2012                                                                           1,742,904              1,790,486
7.5% with various maturities from 10/1/2011 until 8/1/2013                                  877,879                913,790
9.0%, 11/1/2030                                                                             181,746                200,591
                                                                                                             -------------
Total US Government Agency Sponsored Pass-Throughs (Cost $105,161,222)                                         104,379,770

Commercial and Non-Agency Mortgage-Backed Securities 14.9%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033                            7,533,714              7,522,756
American Home Mortgage Investment Trust, "5A3",
Series 2005-2, 5.077%, 9/25/2035                                                          8,040,000              8,040,000
Banc of America Commercial  Mortgage, Inc., "A1A",
Series 2000-1, 7.109%, 11/15/2031                                                            71,074                 73,924
Bank of America Mortgage Securities:
"2A6", Series 2004-F, 4.168%*, 7/25/2034                                                     20,000                 19,733
"2A6", Series 2004-G, 4.657%*, 8/25/2034                                                     40,000                 40,130
Chase Commercial Mortgage Securities Corp., "A2",
Series 1996-2, 6.9%, 11/19/2028                                                             413,401                417,658
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018                          14,446                 14,452
Citigroup Commercial Mortgage Trust, "A5",
Series 2004-C2, 4.733%, 10/15/2041                                                        5,349,000              5,282,998
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                        4,966,559              5,146,597
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033                                                       49,406                 49,386
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                    1,664,468              1,679,446
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                                       2,568                  2,597
"A4", Series 2002-11, 6.25%, 10/25/2032                                                   7,055,437              7,120,474
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033                                                   8,395,404              8,342,856
"A2", Series 2004-19, 5.25%, 10/25/2034                                                   6,080,000              6,100,750
CS First Boston Mortgage Securities Corp., "4A1",
Series 2003-17, 5.5%, 6/25/2033                                                              55,779                 56,022
DLJ Mortgage Acceptance Corp., "A1B",
Series 1997-CF2, 144A, 6.82%, 10/15/2030                                                     16,790                 17,387
First Horizon Mortgage Pass-Through Trust, "2A1",
Series 2005-AR2, 5.146%*, 6/25/2035                                                       7,863,318              7,875,604
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                         2,400,710              2,487,268
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034                                                   5,472,654              5,439,671
"A2", Series 2004-J1, 5.25%, 4/25/2034                                                    5,210,477              5,194,114
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                                  2,515,000              2,489,862
"B", Series 2005-GG3, 4.894%, 8/10/2042                                                   7,045,000              6,934,820
GS Mortgage Securities Corp. II:
"AJ", Series 2005-GG4, 4.782%, 7/10/2039                                                  3,119,000              3,065,382
"G", Series 2005-GG4, 144A, 5.632%*, 7/10/2039                                            5,957,000              5,815,391
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                                           454,013                469,347
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030                                                   5,385,000              5,415,918
"AJ", Series 2005-C3, 4.843%, 7/15/2040                                                      90,000                 88,726
Master Adjustable Rate Mortgages Trust, "B1",
Series 2004-13, 3.815%*, 12/21/2034                                                       6,416,528              6,192,952
Master Alternative Loans Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                       765,107                785,430
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                    2,002,515              2,032,457
"6A1", Series 2004-5, 7.0%, 6/25/2034                                                     3,603,354              3,645,877
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                     1,319,505              1,342,323
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                    5,078,569              5,086,328
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                     1,922,232              1,918,028
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028                         3,476,160              3,497,560
Mortgage Capital Funding, Inc., "A3",
Series 1997-MC1, 7.288%, 7/20/2027                                                          842,812                865,038
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019                        6,590,000              7,005,961
Structured Asset Securities Corp., "4A1",
Series 2005-6, 5.0%, 5/25/2035                                                               58,523                 57,740
Washington Mutual:
"A6", Series 2004-AR4, 3.808%, 6/25/2034                                                  5,337,000              5,177,876
"A6", Series 2004-AR5, 3.857%, 6/25/2034                                                  5,237,000              5,080,790
"A6", Series 2004-AR7, 3.952%, 7/25/2034                                                     25,000                 24,369
"A6", Series 2003-AR11, 3.985%, 10/25/2033                                                8,880,000              8,680,648
"4A", Series 2004-CB2, 6.5%, 8/25/2034                                                    3,598,724              3,712,311
Washington Mutual Mortgage Securities Corp., "1A7",
Series 2003-MS8, 5.5%, 5/25/2033                                                          1,586,586              1,575,480
Wells Fargo Mortgage Backed Securities Trust:
"A6", Series 2004-N, 4.0%, 8/25/2034                                                      9,025,000              8,876,318
"2A15", Series 2005-AR10, 4.111%*, 6/25/2035                                             10,065,000              9,980,857
"2A14", Series 2005-AR10, 4.111%*, 6/25/2035                                              8,810,000              8,681,030
"1A6", Series 2003-1, 4.5%, 2/25/2018                                                        19,924                 19,834
                                                                                                             -------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $179,944,064)                                 179,442,476

Collateralized Mortgage Obligations 24.3%
Fannie Mae Grantor Trust:
"A2", Series 2002-T16, 7.0%, 7/25/2042                                                    5,760,554              6,031,000
"A2", Series 2002-T19, 7.0%, 7/25/2042                                                    1,394,464              1,460,862
"A2", Series 2002-T4, 7.0%, 12/25/2041                                                    5,983,519              6,253,858
"A1", Series 2001-T7, 7.5%, 2/25/2041                                                        21,134                 22,292
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                                3,180,046              3,156,958
"2A3", Series 2003-W3, 4.16%, 6/25/2042                                                   4,565,565              4,548,806
"1A3", Series 2004-W1, 4.49%, 11/25/2043                                                  4,422,665              4,410,424
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                        9,145                  9,145
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                                  3,463,672              3,458,469
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                                 3,600,951              3,596,768
"A2", Series 2004-W4, 5.0%, 6/25/2034                                                     7,695,000              7,721,603
"A23", Series 2004-W10, 5.0%, 8/25/2034                                                   8,015,000              7,980,751
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                                      53,820                 54,939
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                                    1,998,563              2,092,851
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                     3,058,656              3,224,762
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                     2,833,853              3,001,856
Federal Home Loan Mortgage Corp.:
"PT", Series 2724, 3.75%, 5/15/2016                                                          25,000                 24,697
"OC", Series 2643, 4.0%, 11/15/2026                                                          20,000                 19,478
"XR", Series 2707, 4.0%, 5/15/2016                                                        6,939,000              6,864,068
"KB", Series 2552, 4.25%, 6/15/2027                                                          31,005                 30,946
"HP", Series 2976, 4.5%, 1/15/2033                                                        8,425,000              8,268,102
"LC", Series 2682, 4.5%, 7/15/2032                                                        7,035,000              6,802,020
"PN", Series 2544, 4.5%, 3/15/2026                                                        8,390,000              8,380,294
"TG", Series 2690, 4.5%, 4/15/2032                                                        7,576,000              7,317,985
"HG", Series 2543, 4.75%, 9/15/2028                                                       4,328,734              4,335,678
"AJ", Series 2849, 5.0%, 5/15/2018                                                        4,757,000              4,805,264
"BG", Series 2640, 5.0%, 2/15/2032                                                          210,000                207,254
"BG", Series 2869, 5.0%, 7/15/2033                                                        1,230,000              1,218,878
"BU", Series 2911, 5.0%, 9/15/2023                                                           40,000                 40,269
"CA", Series 2526, 5.0%, 6/15/2016                                                            2,478                  2,494
"EG", Series 2836, 5.0%, 12/15/2032                                                       9,957,000              9,812,149
"JD", Series 2778, 5.0%, 12/15/2032                                                       8,636,000              8,591,689
"JG", Series 2937, 5.0%, 8/15/2033                                                           55,000                 53,967
"KD", Series 2915, 5.0%, 9/15/2033                                                        5,936,000              5,825,621
"KE", Series 2934, 5.0%, 11/15/2033                                                          53,000                 52,166
"ND", Series 2938, 5.0%, 10/15/2033                                                          40,000                 39,249
"ND", Series 2950, 5.0%, 6/15/2033                                                       11,250,000             11,036,483
"NE", Series 2802, 5.0%, 2/15/2033                                                           90,000                 88,980
"NE", Series 2921, 5.0%, 9/15/2033                                                       12,670,000             12,486,887
"OE", Series 2840, 5.0%, 2/15/2033                                                           50,000                 49,198
"OL", Series 2840, 5.0%, 11/15/2022                                                       8,315,000              8,370,912
"PD", Series 2783, 5.0%, 1/15/2033                                                        5,623,000              5,552,386
"PD", Series 2844, 5.0%, 12/15/2032                                                       9,949,000              9,804,274
"PD", Series 2893, 5.0%, 2/15/2033                                                           30,000                 29,709
"PE", Series 2721, 5.0%, 1/15/2023                                                           14,000                 13,804
"PE", Series 2864, 5.0%, 6/15/2033                                                           40,000                 39,485
"PQ", Series 2844, 5.0%, 5/15/2023                                                          100,000                100,953
"QC", Series 2836, 5.0%, 9/15/2022                                                           95,000                 95,639
"TE", Series 2780, 5.0%, 1/15/2033                                                        7,176,000              7,096,358
"TE", Series 2827, 5.0%, 4/15/2033                                                           65,000                 64,229
"UE", Series 2764, 5.0%, 10/15/2032                                                          10,000                  9,892
"UE", Series 2911, 5.0%, 6/15/2033                                                       10,815,000             10,637,916
"YD", Series 2737, 5.0%, 8/15/2032                                                        6,016,056              5,953,866
"GD", Series 2497, 5.5%, 7/15/2014                                                            4,471                  4,471
"PE", Series 2378, 5.5%, 11/15/2016                                                       8,637,000              8,850,070
"PE", Series 2405, 6.0%, 1/15/2017                                                        6,695,000              6,979,349
"PE", Series 2450, 6.0%, 7/15/2021                                                           40,000                 40,997
"PE", Series 2492, 6.0%, 1/15/2022                                                           48,210                 49,274
"YB", Series 2205, 6.0%, 5/15/2029                                                          824,458                837,063
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                                      420,440                419,302
"QG", Series 2003-17, 4.0%, 5/25/2019                                                        19,572                 19,542
"AY", Series 2004-45, 4.5%, 12/25/2018                                                    4,616,183              4,605,807
"GD", Series 2004-8, 4.5%, 10/25/2032                                                    10,258,000              9,812,300
"NE", Series 2004-52, 4.5%, 7/25/2033                                                     4,889,000              4,693,191
"A3", Series 2002-60, 4.57%, 2/25/2044                                                       13,466                 13,443
"BG", Series 2005-12, 5.0%, 10/25/2033                                                       53,000                 52,249
"EC", Series 2005-15, 5.0%, 10/25/2033                                                       80,000                 78,804
"HE", Series 2005-22, 5.0%, 10/25/2033                                                       25,000                 24,643
"OH", Series 2005-48, 5.0%, 7/25/2026                                                     5,825,610              5,855,294
"PE", Series 2005-14, 5.0%, 12/25/2033                                                       90,000                 88,726
"PE", Series 2005-44, 5.0%, 7/25/2033                                                     2,916,000              2,863,802
"MC", Series 2002-56, 5.5%, 9/25/2017                                                         7,903                  7,996
"OG", Series 2001-69, 5.5%, 12/25/2016                                                       25,000                 25,658
"J", Series 1998-36, 6.0%, 7/18/2028                                                      6,340,884              6,419,656
"PQ", Series 2001-64, 6.0%, 11/25/2016                                                      955,000                988,043
"Z", Series 2001-14, 6.0%, 5/25/2031                                                         25,665                 26,404
"A2", Series 1998-M1, 6.25%, 1/25/2008                                                    3,528,598              3,629,786
"B", Series 1998-M5, 6.27%, 9/25/2007                                                        21,539                 21,989
"A2", Series 1998-M6, 6.32%, 8/15/2008                                                   12,901,875             13,424,187
"HM", Series 2002-36, 6.5%, 12/25/2029                                                        1,397                  1,404
FHLMC Structured Pass-Through Securities:
"A2B", Series T-56, 4.29%, 7/25/2036                                                          3,307                  3,300
"1A2", Series T-59, 7.0%, 10/25/2043                                                      2,803,128              2,941,447
"3A", Series T-58, 7.0%, 9/25/2043                                                           15,990                 16,726
"3A", Series T-41, 7.5%, 7/25/2032                                                        7,024,682              7,416,491
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032                                                    4,686,000              4,656,565
"QE", Series 2004-11, 5.0%, 12/16/2032                                                       28,000                 27,594
"VK", Series 2002-41, 6.0%, 6/20/2018                                                     5,494,800              5,598,215
                                                                                                             -------------
Total Collateralized Mortgage Obligations (Cost $290,713,972)                                                  291,642,371

Municipal Bonds and Notes 4.9%
Allegheny County, PA, Residential Finance Authority Mortgage Revenue:
Prerefunded, Series F, Zero Coupon, 8/1/2028                                              2,240,000                409,450
Series F, Zero Coupon, 8/1/2028                                                             755,000                137,229
Arkansas, Industrial Development Revenue,
Series A, Zero Coupon, 7/10/2014 (b)                                                        382,000                236,714
Arkansas, State Development Finance Authority, Economic
Development Revenue, Series B, 4.85%, 10/1/2012 (b)                                         120,000                119,468
Atlanta, GA, Urban Residential Finance Authority Revenue,
7.625%, 4/1/2022                                                                          1,358,101              1,360,776
Baltimore, MD, Core City General Obligation, Series B,
8.7%, 10/15/2015 (b)                                                                      1,430,000              1,473,415
Belmont, CA, Multi-Family Housing Revenue, Redevelopment
Agency Tax Allocation, 7.55%, 8/1/2011 (b)                                                  685,000                715,777
California, Statewide Communities Development Authority Revenue,
Series A-1, 4.0%, 11/15/2006 (b)                                                             25,000                 24,868
California, Housing Finance Agency, Single Family Mortgage,
Series A-1, 7.9%, 8/1/2007 (b)                                                              205,000                207,565
Series A-1, 8.24%, 8/1/2014 (b)                                                              60,000                 60,851
Contra Costa County, CA, Multi-Family Housing Revenue,
Willow Pass Apartments, Series D, 6.8%, 12/1/2015                                         1,425,000              1,469,403
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (b)                                          240,000                250,219
Hillsborough County, FL:
Port District Revenue, Tampa Port Authority Project,:
Zero Coupon, 12/1/2011 (b)                                                                   53,000                 39,449
Zero Coupon, 6/1/2011 (b)                                                                    53,000                 40,415
Hoboken, NJ:
Series B, 4.76%, 2/1/2011 (b)                                                               335,000                334,742
Series B, 4.96%, 2/1/2012 (b)                                                             3,030,000              3,054,119
Series B, 5.12%, 2/1/2013 (b)                                                             3,185,000              3,233,157
Series B, 5.33%, 2/1/2018 (b)                                                             2,130,000              2,193,772
Houston, TX, Airport System Revenue, Special Facilities,
Rental Car Project, 6.88%, 1/1/2028 (b)                                                      45,000                 54,862
Illinois, State General Obligation, 4.95%, 6/1/2023                                          45,000                 45,124
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited,
First Mortgage:
Series 1995, 7.9%, 11/1/2005                                                                450,000                452,943
Series 1995, 8.0%, 11/1/2006                                                                590,000                593,251
Series 1997, 8.0%, 11/1/2007                                                                610,000                613,349
Mississippi, Single Family Housing Revenue, Home Corp.
Single Family, 7.75%, 7/1/2024                                                              867,198                904,643
New Mexico, Mortgage Finance Authority, Series 1997-C,
7.43%, 7/1/2029                                                                             226,000                227,987
New York, Multi-Family Housing Revenue, Housing Finance
Agency,  Series C, 8.11%, 11/15/2038                                                      2,270,000              2,382,297
New York City, NY, Higher Education Revenue, Industrial Development
Agency, Civic Facilities, Series B, 8.1%, 9/1/2006 (b)                                      380,000                388,827
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (b)                    125,000                133,456
Oklahoma County, OK, Single Family Housing Revenue, Home
Finance Authority, Single Family, Series B, Zero Coupon, 7/1/2012                            30,000                 15,643
Oregon, School Boards Association, Pension Deferred Interest,
Series A, Zero Coupon, 6/30/2017 (b)                                                     17,115,000              9,428,654
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (b)                                     45,000                 45,433
Reeves County, TX, County General Obligation Lease, Certificate of
Participation, Series IBC, 7.25%, 6/1/2011 (b)                                            2,590,000              2,675,755
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue,
Limited Partnership, 8.25%, 12/1/2018                                                     2,750,000              2,755,390
Sedgwick & Shawnee County, KS, Single Family Revenue,
Series B, 8.375%, 6/1/2018                                                                  260,000                264,568
Southwestern, IL, Development Authority Sports Facility Revenue,
Gateway International Motorsports:
9.2%, 2/1/2013                                                                            1,844,000              2,150,805
9.25%, 2/1/2017                                                                           1,639,000              2,077,563
Texas, Multi-Family Housing Revenue, Housing & Community Affairs,
6.85%, 12/1/2020 (b)                                                                      1,370,000              1,482,559
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (b)                         9,663,000             10,934,651
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012                                                          1,680,000              1,175,429
144A, Series A, Zero Coupon, 6/12/2013                                                    1,865,000              1,198,654
144A, Series C, Zero Coupon, 7/31/2013                                                    3,730,000              2,378,136
Series D, Zero Coupon, 7/31/2013                                                          1,865,000              1,193,712
                                                                                                             -------------
Total Municipal Bonds and Notes (Cost $55,645,472)                                                              58,935,080

Government National Mortgage Association 1.0%
Government National Mortgage Association:
6.0% with various maturities from 1/15/2034 until 12/15/2034
(Cost $11,530,071)                                                                       11,152,802             11,457,176
                                                                                                             -------------
US Government Backed 14.2%
US Treasury Bond, 6.0%, 2/15/2026                                                        33,816,000             40,267,450
US Treasury Note:
3.0%, 12/31/2006                                                                            355,000                350,229
3.0%, 2/15/2009                                                                           7,919,000              7,632,863
3.375%, 2/15/2008                                                                        45,096,000             44,364,949
3.625%, 7/15/2009                                                                        42,763,000             41,977,914
4.75%, 5/15/2014                                                                         28,477,000             29,471,474
5.0%, 8/15/2011                                                                           5,994,000              6,261,860
                                                                                                             -------------
Total US Government Backed (Cost $171,131,633)                                                                 170,326,739

                                                                                             Shares               Value ($)
                                                                                             ------               ---------

Cash Equivalents 2.8%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $33,339,824)                                                                       33,339,824             33,339,824
                                                                                                             -------------

                                                                                               % of
                                                                                           Net Assets           Value ($)
                                                                                           ----------           ---------

Total Investment Portfolio  (Cost $1,209,433,119)                                             101.7          1,221,101,293
Other Assets and Liabilities, Net                                                              -1.7            -19,963,378
                                                                                                             -------------
Net Assets                                                                                    100.0          1,201,137,915
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Bond is insured by one of these companies:
                                                           As a % of Total
Insurance Coverage                                    Investment Portfolio
-----------------------------------------------------------------------------
Ambac Financial Group                                                    0.1
-----------------------------------------------------------------------------
Financial Guaranty Insurance Company                                     0.9
-----------------------------------------------------------------------------
MBIA Corporation                                                         2.0
-----------------------------------------------------------------------------

(c) Mortgage dollar rolls included.


REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Fixed Income Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Fixed Income Fund, a series of
                                    Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005